Financial instruments - Fair Values and Risk Management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	€ 4,600
Increase Of Ten Percentage [Member] | Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	43,486	€ (13,839)
Increase Of Five Percentage [Member] | Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	21,743	(6,918)
Decrease Of Five Percentage [Member] | Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	(21,743)	6,918
Decrease Of Ten Percentage [Member] | Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [Member] | Currency risk [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	€ (43,486)	€ 13,839